Exploration and evaluation (Narrative) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
27 Exploration prorperties [Member]
Statement [Line Items]
Net smelter return	2.00%
Osisko Mining [Member]
Statement [Line Items]
Earn-in agreement description	Barrick committed to spend $15.0 million on the Kan property. Osisko Mining may earn a 50% interest upon completing expenditures totaling $3.6 million over a 4 -year period.
Net smelter return		1.00%
Osisko Mining [Member] | Kan property [Member]
Statement [Line Items]
Earn-in agreement description	Osisko Mining may earn a 100% interest in the Kan property upon completing expenditures of $6.0 million over a 7-year period. Osisko Mining may earn a 50% interest upon completing expenditures of $3.6 million over a 4-year period.
Osisko Mining [Member] | 26 Exploration properties [Member]
Statement [Line Items]
Earn-in agreement description	Osisko Mining may earn 100% interest in 26 of Osisko's exploration properties upon completing expenditures of $26 million over a 7-year period; Osisko may earn a 50% interest upon completing expenditures of $15.6 million over a 4-year period.
Top of range [Member] | 26 Exploration properties [Member]
Statement [Line Items]
Net smelter return	3.50%
Bottom of range [Member] | 26 Exploration properties [Member]
Statement [Line Items]
Net smelter return	1.50%